QUARTERLY DATA (UNAUDITED)	12 Months Ended
Dec. 31, 2016
Quarterly Financial Information Disclosure [Abstract]
Quarterly Financial Information
QUARTERLY DATA (UNAUDITED)

Quarterly results of operations for the years ended December 31, 2016 and 2015 are as follows:

	Year Ended December 31, 2016				Year Ended December 31, 2015
	Fourth Quarter	Third Quarter	Second Quarter	First Quarter	Fourth Quarter	Third Quarter	Second Quarter	First Quarter
	(In Thousands, Except Share Amounts)
Interest and dividend income	$14,891	$12,703	$12,675	$12,642	$12,649	$12,217	$11,790	$11,470

Interest expense	2,555	2,541	2,519	2,468	2,376	2,333	2,145	2,047

Net interest and dividend income	12,336	10,162	10,156	10,174	10,273	9,884	9,645	9,423

Provision for loan losses	417	880	582	311	797	1,017	360	335

Net interest and dividend income after provision for loan losses	11,919	9,282	9,574	9,863	9,476	8,867	9,285	9,088

Noninterest income	7,653	2,653	2,586	2,702	2,628	2,746	2,610	2,337

Noninterest expenses	10,540	9,612	9,580	10,266	9,973	10,145	10,406	10,061

Income before income taxes	9,032	2,323	2,580	2,299	2,131	1,468	1,489	1,364

Income tax provision	2,547	767	852	758	683	494	484	443

Net income	$6,485	$1,556	$1,728	$1,541	$1,448	$974	$1,005	$921

Earnings per share:
Basic	$0.55	$0.13	$0.15	$0.13	$0.12	$0.08	$0.08	$0.07
Diluted	$0.55	$0.13	$0.15	$0.13	$0.12	$0.08	$0.08	$0.07

Quarterly per share data may not add to annual data due to rounding